Taxation - Schedule of Significant Components of the Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Significant Components of the Provision for Income Taxes [Abstract]
Current:	$ 839	$ (14)
Deferred:
Income tax (expense) benefits	$ 839	$ (14)